LOSS PER SHARE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Loss for the year	$ (37,376,000)	$ (31,789,000)	$ (24,018,000)
Weighted average number of shares	371,513,458	359,193,482	153,099,405
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Loss for the year	$ (37,376,000)	$ (31,789,000)	$ (24,018,000)
Basic earnings per ordinary share for continuing operations	$ (37,376,000)	$ (31,216,000)	$ (36,868,000)
Weighted average number of shares	371,513,458	359,193,482	153,099,405
Number of ordinary shares issuable on exercise of options	0
American depositary share [Member]
Disclosure of classes of share capital [line items]
Loss for the year	$ (37,376,000)	$ (31,789,000)	$ (24,018,000)
Basic earnings per ordinary share for continuing operations	$ (37,376,000)	$ (31,216,000)	$ (36,868,000)
Weighted average number of shares	18,575,673	17,959,674	7,654,970
Number of ordinary shares issuable on exercise of options	0